Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Parenthetical) (Details) - CNY (¥) ¥ in Millions	1 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Other Payables And Other Liabilities [Abstract]
Land use right consideration	¥ 1,050
Payable for acquisition of land use right		¥ 526
Payment remaining for land use right		¥ 526